Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	Simplify Exchange Traded Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001810747
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2023
Document Effective Date	dei_DocumentEffectiveDate	Apr. 28, 2023
Prospectus Date	rr_ProspectusDate	Oct. 28, 2022
Simplify High Yield PLUS Credit Hedge ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Simplify High Yield PLUS Credit Hedge ETF
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Investment Objective: Simplify High Yield PLUS Credit Hedge ETF (the “Fund” or “CDX”) seeks to maximize current income by investing primarily in high-yield bonds through swaps on exchange traded funds while mitigating credit risk.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The disclosures under “High Yield Strategy” in the “Principal Investment Strategies” subsection of the section entitled “FUND SUMMARY – SIMPLIFY HIGH YIELD PLUS CREDIT HEDGE ETF” on page 80 in the Fund’s Prospectus are replaced in their entirety with the following:

High Yield Strategy

The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities that provide exposure to high yield securities, also known as junk bonds. The Fund defines junk bonds as those rated below Baa3 by Moody’s Investors Service or below BBB- by Standard and Poor’s Rating Group, or, if unrated, determined by the adviser to be of similar credit quality. The adviser does not frequently trade securities but seeks to maintain consistent exposure to junk bonds through its purchase of swaps on exchange traded funds that primarily invest in high-yield securities. The adviser determines the securities to which it seeks exposure based on factors such as price, liquidity, and track record.

The exchange traded funds underlying the swaps that the Fund will invest in may target high yield bonds with different maturities, durations, and quality requirements in connection with their investment strategies. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “five years” means that a security’s or portfolio’s price would be expected to decrease by approximately 5% with a 1% increase in interest rates (assuming a parallel shift in yield curve). Maturity is the period during which its owner will receive interest payments on the investment. When the bond reaches maturity, the Fund is repaid its par, or face value. A bond’s quality is a reference to the grade given to a bond by a rating service that indicates its credit quality. The rating takes into consideration a bond issuer’s financial strength or its ability to pay a bond’s principal and interest in a timely fashion. For instance, a “AAA” high-grade rated bond offers more security and lower profit potential (lower yield) than a “B-” rated speculative bond.

The first paragraph of the “Simplify High Yield PLUS Credit Hedge ETF” subsection under “ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS – PRINCIPAL INVESTMENT STRATEGIES” on page 115 of the Fund’s Prospectus is replaced in its entirety with the following:

The adviser seeks to achieve the Fund’s investment objective by investing in high yield bonds also known as “junk bonds” primarily by purchasing swaps on exchange traded funds and applying a credit hedge derivatives strategy to the Fund’s investments.

The disclosures under “High Yield Strategy” in thein the “Simplify High Yield PLUS Credit Hedge ETF” subsection under “ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS – PRINCIPAL INVESTMENT STRATEGIES” on page 115 of the Fund’s Prospectus is replaced in its entirety with the following:

High Yield Strategy

The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities that provide exposure to high yield securities, also known as junk bonds. The Fund defines junk bonds as those rated below Baa3 by Moody’s Investors Service or below BBB- by Standard and Poor’s Rating Group, or, if unrated, determined by the adviser to be of similar credit quality. The adviser does not frequently trade securities but seeks to maintain consistent exposure to junk bonds through its purchase of swaps on exchange traded funds that primarily invest in high-yield securities. The adviser determines the securities to which it seeks exposure based on factors such as price, liquidity, and track record.

The exchange traded funds underlying the swaps that the Fund will invest in may target high yield bonds with different maturities, durations, and quality requirements in connection with their investment strategies. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “five years” means that a security’s or portfolio’s price would be expected to decrease by approximately 5% with a 1% increase in interest rates (assuming a parallel shift in yield curve). Maturity is the period during which its owner will receive interest payments on the investment. When the bond reaches maturity, the Fund is repaid its par, or face value. A bond’s quality is a reference to the grade given to a bond by a rating service that indicates its credit quality. The rating takes into consideration a bond issuer’s financial strength or its ability to pay a bond’s principal and interest in a timely fashion. For instance, a “AAA” high-grade rated bond offers more security and lower profit potential (lower yield) than a “B-” rated speculative bond.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Simplify High Yield PLUS Credit Hedge ETF

CDX

Supplement dated April 28, 2023 to the Prospectus dated October 28, 2022

All references to the Fund’s investment objective are replaced with the following: